Accounting judgments and estimates	12 Months Ended
Dec. 31, 2020
Accounting judgments and estimates
Accounting judgments and estimates

6 Accounting judgments and estimates

The preparation of the consolidated financial statements requires the management board to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Actual results could differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis and revisions of estimates are recorded prospectively.

6.1Judgments

Development costs

Development costs are recognized in accordance with the accounting policy for certain internally generated assets. The Group’s research and development activities mainly relate to development of biomarkers and IT driven solutions. With respect to biomarkers, the development stage is usually considered to be achieved when the target validation process is completed and commercialization is probable. With respect to IT driven solutions, the development stage is considered to be achieved upon the completion of the Group’s internal validation test. Before such date, any development costs are recognized in profit or loss and may not be subsequently capitalized. As of December 31, 2020, the carrying amount of capitalized development costs was EUR 9,680k (2019: EUR 12,923k). This amount includes investments in the development of biomarkers and IT driven solutions (e.g., the Group’s CentoMD database, CentoMetabolome and CentoPortal online platform).

Provision for expected credit losses of trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns (e.g. by segment, geography, customer type and rating).

The provision matrix is initially based on the Group's historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecasted economic conditions (i.e., gross domestic product) are expected to deteriorate over the next year which can lead to an increased number of defaults in the manufacturing sector, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecasted economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecasted economic conditions. The Group's historical credit loss experience and forecast of economic conditions may also not be representative of customer's actual default in the future. The information about the ECLs on the Group's trade receivables and contract assets is disclosed in note 21.

Deferred tax asset on loss carryforwards

The tax losses carried forward do not expire. In the light of the Company’s loss history, the recognition of deferred taxes for tax losses carried forward and deductible temporary differences is limited to the future reversal of existing taxable temporary differences.

6.2         Assumptions and estimation uncertainties

Information concerning assumptions and estimation uncertainty that have a significant risk of causing a material adjustment to the fiscal year ended on December 31, 2020 are presented in the following disclosures. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Share‑based payments

Estimating fair value for share-based payment transactions requires a determination of the most appropriate valuation model, which depends on the terms and conditions of the grant.  For the measurement of the fair value of equity-settled transactions at the grant date (including those issued to replace the cash-settled transactions), the Group uses the Monte Carlo simulation model (previously the Black-Scholes model). The fair value at grant date of equity-settled transactions is not updated at the end of each reporting period.

Valuation of Share Options

The Black-Scholes option pricing model requires the input of subjective assumptions, including assumptions about the expected life of share-based awards and share price volatility.  The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved.  As a company listed on the NASDAQ stock exchange in 2019, the Group’s share price only has limited sufficient historical information to be used as a reference, and therefore subjective inputs were included when estimating the fair value of our common shares to be used in both option pricing model.

In addition, our management used different key assumptions in the models to calculate the fair value.  The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 20.

The Group intends to continue to consistently apply this methodology using the same comparable companies until a sufficient amount of historical information regarding the volatility of our own share price as a public company becomes available.